Financial Instruments and Risk Management (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended				12 Months Ended															12 Months Ended													12 Months Ended
	Mar. 24, 2012	Mar. 26, 2011	Mar. 24, 2012	Mar. 26, 2011	Sep. 24, 2011	Sep. 25, 2010	Mar. 24, 2012 Commodity Options [Member] Cost of Sales [Member] Not Designated as Hedging Instrument [Member]	Mar. 26, 2011 Commodity Options [Member] Cost of Sales [Member] Not Designated as Hedging Instrument [Member]	Mar. 24, 2012 Commodity Options [Member] Cost of Sales [Member] Not Designated as Hedging Instrument [Member]	Mar. 26, 2011 Commodity Options [Member] Cost of Sales [Member] Not Designated as Hedging Instrument [Member]	Mar. 24, 2012 Commodity Futures [Member] Cost of Sales [Member] Not Designated as Hedging Instrument [Member]	Mar. 26, 2011 Commodity Futures [Member] Cost of Sales [Member] Not Designated as Hedging Instrument [Member]	Mar. 24, 2012 Commodity Futures [Member] Cost of Sales [Member] Not Designated as Hedging Instrument [Member]	Mar. 26, 2011 Commodity Futures [Member] Cost of Sales [Member] Not Designated as Hedging Instrument [Member]	Mar. 24, 2012 Interest Rate Swaps [Member] Interest Expense [Member] Derivatives in Cash Flow Hedging Relationships [Member] Designated as Hedging Instrument [Member]	Mar. 26, 2011 Interest Rate Swaps [Member] Interest Expense [Member] Derivatives in Cash Flow Hedging Relationships [Member] Designated as Hedging Instrument [Member]	Mar. 24, 2012 Interest Rate Swaps [Member] Interest Expense [Member] Derivatives in Cash Flow Hedging Relationships [Member] Designated as Hedging Instrument [Member]	Mar. 26, 2011 Interest Rate Swaps [Member] Interest Expense [Member] Derivatives in Cash Flow Hedging Relationships [Member] Designated as Hedging Instrument [Member]	Sep. 24, 2011 Not Designated as Hedging Instrument [Member]	Sep. 25, 2010 Not Designated as Hedging Instrument [Member]	Sep. 26, 2009 Not Designated as Hedging Instrument [Member]	Mar. 24, 2012 Not Designated as Hedging Instrument [Member]	Sep. 24, 2011 Not Designated as Hedging Instrument [Member] Commodity Options [Member] Cost of Sales [Member]	Sep. 25, 2010 Not Designated as Hedging Instrument [Member] Commodity Options [Member] Cost of Sales [Member]	Sep. 26, 2009 Not Designated as Hedging Instrument [Member] Commodity Options [Member] Cost of Sales [Member]	Mar. 24, 2012 Not Designated as Hedging Instrument [Member] Commodity Options [Member] Other Current Assets [Member]	Sep. 24, 2011 Not Designated as Hedging Instrument [Member] Commodity Options [Member] Other Current Assets [Member]	Sep. 25, 2010 Not Designated as Hedging Instrument [Member] Commodity Options [Member] Other Current Assets [Member]	Mar. 24, 2012 Not Designated as Hedging Instrument [Member] Commodity Options [Member] Other Assets [Member]	Sep. 24, 2011 Not Designated as Hedging Instrument [Member] Commodity Options [Member] Other Assets [Member]	Sep. 25, 2010 Not Designated as Hedging Instrument [Member] Commodity Options [Member] Other Assets [Member]	Mar. 24, 2012 Not Designated as Hedging Instrument [Member] Commodity Options [Member] Other Current Liabilities [Member]	Sep. 24, 2011 Not Designated as Hedging Instrument [Member] Commodity Options [Member] Other Current Liabilities [Member]	Sep. 25, 2010 Not Designated as Hedging Instrument [Member] Commodity Options [Member] Other Current Liabilities [Member]	Mar. 24, 2012 Not Designated as Hedging Instrument [Member] Commodity Options [Member] Other Liabilities [Member]	Sep. 24, 2011 Not Designated as Hedging Instrument [Member] Commodity Options [Member] Other Liabilities [Member]	Sep. 25, 2010 Not Designated as Hedging Instrument [Member] Commodity Options [Member] Other Liabilities [Member]	Sep. 24, 2011 Not Designated as Hedging Instrument [Member] Commodity Futures [Member] Cost of Sales [Member]	Sep. 25, 2010 Not Designated as Hedging Instrument [Member] Commodity Futures [Member] Cost of Sales [Member]	Sep. 26, 2009 Not Designated as Hedging Instrument [Member] Commodity Futures [Member] Cost of Sales [Member]	Mar. 24, 2012 Not Designated as Hedging Instrument [Member] Commodity Futures [Member] Other Current Assets [Member]	Sep. 24, 2011 Not Designated as Hedging Instrument [Member] Commodity Futures [Member] Other Current Assets [Member]	Sep. 25, 2010 Not Designated as Hedging Instrument [Member] Commodity Futures [Member] Other Current Assets [Member]	Sep. 24, 2011 Not Designated as Hedging Instrument [Member] Commodity Futures [Member] Other Assets [Member]	Sep. 25, 2010 Not Designated as Hedging Instrument [Member] Commodity Futures [Member] Other Assets [Member]	Sep. 24, 2011 Not Designated as Hedging Instrument [Member] Commodity Futures [Member] Other Current Liabilities [Member]	Sep. 25, 2010 Not Designated as Hedging Instrument [Member] Commodity Futures [Member] Other Current Liabilities [Member]	Mar. 24, 2012 Designated as Hedging Instrument [Member]	Sep. 24, 2011 Designated as Hedging Instrument [Member]	Sep. 25, 2010 Designated as Hedging Instrument [Member]	Sep. 24, 2011 Designated as Hedging Instrument [Member] Interest Rate Swaps [Member] Derivatives in Cash Flow Hedging Relationships [Member]	Sep. 25, 2010 Designated as Hedging Instrument [Member] Interest Rate Swaps [Member] Derivatives in Cash Flow Hedging Relationships [Member]	Sep. 26, 2009 Designated as Hedging Instrument [Member] Interest Rate Swaps [Member] Derivatives in Cash Flow Hedging Relationships [Member]	Sep. 24, 2011 Designated as Hedging Instrument [Member] Interest Rate Swaps [Member] Interest Expense [Member] Derivatives in Cash Flow Hedging Relationships [Member]	Sep. 25, 2010 Designated as Hedging Instrument [Member] Interest Rate Swaps [Member] Interest Expense [Member] Derivatives in Cash Flow Hedging Relationships [Member]	Sep. 26, 2009 Designated as Hedging Instrument [Member] Interest Rate Swaps [Member] Interest Expense [Member] Derivatives in Cash Flow Hedging Relationships [Member]	Mar. 24, 2012 Designated as Hedging Instrument [Member] Interest Rate Swaps [Member] Other Current Liabilities [Member]	Sep. 24, 2011 Designated as Hedging Instrument [Member] Interest Rate Swaps [Member] Other Current Liabilities [Member]	Sep. 25, 2010 Designated as Hedging Instrument [Member] Interest Rate Swaps [Member] Other Current Liabilities [Member]	Mar. 24, 2012 Designated as Hedging Instrument [Member] Interest Rate Swaps [Member] Other Liabilities [Member]	Sep. 24, 2011 Designated as Hedging Instrument [Member] Interest Rate Swaps [Member] Other Liabilities [Member]	Sep. 25, 2010 Designated as Hedging Instrument [Member] Interest Rate Swaps [Member] Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair value - assets																			$ 5,454	$ 2,623		$ 1,282				$ 1,083	$ 3,710	$ 2,601	$ 0	$ 612	$ 0										$ 199	$ 1,132	$ 22	$ 0	$ 0
Fair value - liabilities																			2,476	2,479		31										31	2,407	641	0	69	0									0	1,838	3,637	4,596	6,301							2,638	2,662	2,740	999	1,934	3,561
Asset Fair Value Measurement Using Significant Unobservable Inputs (Level 3) [Roll Forward]
Beginning balance of over-the-counter options			1,780	1,509	1,509	1,675
Beginning balance realized during the period			(398)	(833)	(1,509)	(1,434)
Contracts purchased during the period			330	475	1,780	1,509
Change in the fair value of beginning balance			(770)	(41)	0	(241)
Ending balance of over-the-counter options	942	1,110	942	1,110	1,780	1,509
Liability Fair Value Measurement Using Significant Unobservable Inputs (Level 3) [Roll Forward]
Beginning balance of over-the-counter options			118	29	29	844
Beginning balance realized during the period			0	(11)	(29)	(844)
Contracts purchased during the period			0	0	118	29
Change in the fair value of beginning balance			(97)	(18)	0	0
Ending balance of over-the-counter options	21	0	21	0	118	29
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Unrealized Gains (Losses) Recognized in Income	0	4,123	(1,048)	2,550			(653)	766	(115)	799	653	3,357	(933)	1,751					1,431	(5,400)	1,713		(1,517)	(1,275)	(589)													2,948	(4,125)	2,302
Gains (Losses) Recognized in OCI (Effective Portion)	(695)	(352)	(378)	226											(695)	(352)	(378)	226																																	(1,177)	(5,706)	(4,079)
Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)	(642)	(704)	(1,338)	(1,428)											(642)	(704)	(1,338)	(1,428)																																				(2,881)	(3,597)	(3,088)
Weighted average maturity of outstanding commodity-related derivatives (in months)	5M		5M		4M	3M
Fair Value of 2020 Senior Notes	$ 270,000		$ 270,000		$ 248,500